Remaining performance obligations (Tables)	12 Months Ended
Dec. 31, 2021
Revenue From Contract With Customer1 [Abstract]
Remaining performance obligations
The following table shows revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at December 31, 2021.

	2022	2023	2024	2025	2026	THEREAFTER	TOTAL
Wireline	1,295	946	712	473	215	548	4,189
Wireless	1,416	561	40	1	1	—	2,019
Total	2,711	1,507	752	474	216	548	6,208